UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05734

Diamond Hill Financial Trends Fund, Inc.
(Exact name of registrant as specified in charter)

325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215
(Address of principal executive offices) (Zip code)

James F. Laird, Jr., 325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215
(Name and address of agent for service)

Registrant's telephone number, including area code:	(614) 255-3341

Date of fiscal year end:	12/31

Date of reporting period:	09/30/09

Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Diamond Hill Financial Trends Fund, Inc.
Schedule of Investments
September 30, 2009 (Unaudited)

		Market
	Shares	Value
Preferred Stocks — 14.0%
Finance - Banks & Thrifts — 8.8%
Huntington Bancshares, Series A, 8.50%◊	1,436	$1,249,320
National City Capital IV, 8.00%	57,150	1,374,458
Regions Financing Trust III, 8.88%◊	9,956	238,645
Wachovia Preferred Funding	32,215	655,253
		3,517,676

Financial Specialties — 3.4%
Countrywide Capital V, 7.00%◊	64,560	1,327,999

Real Estate Investment Trust — 1.8%
iStar Financial, Inc.	63,530	526,664
LaSalle Hotel Properties, Series E	8,506	187,132
		713,796
Total Preferred Stocks		$5,559,471

Common Stocks — 70.5%
Finance - Banks & Thrifts — 26.8%
Bank of New York Mellon Corp. †	34,728	1,006,765
BB&T Corp. ◊	6,382	173,846
City National Corp. ◊	15,010	584,339
Comerica, Inc.	11,642	345,418
Fifth Third Bancorp	17,640	178,693
First Financial Holdings, Inc. ◊	25,950	414,422
First Niagara Financial Group, Inc.	32,530	401,095
Huntington Bancshares, Inc.	138,305	651,417
National Penn Bancshares, Inc.	61,070	373,138
NewBridge Bancorp.*	51,512	141,143
PNC Financial Services Group, Inc.	23,705	1,151,826
Seacoast Banking Corp. of Florida*	46,710	117,709
SunTrust Banks, Inc.	35,330	796,692
Synovus Financial Corp.	103,518	388,193
U.S. Bancorp◊	67,779	1,481,648
Wells Fargo & Co.	85,800	2,417,843
		10,624,187

Financial - Diversified — 9.1%
Affiliated Managers Group, Inc.* ◊	2,675	173,902
JP Morgan Chase & Co. †	52,123	2,284,030
Leucadia National Corp.*	10,410	257,335
Morgan Stanley	13,415	414,255
Paychex, Inc. ◊	10,500	305,025
State Street Corp.	3,509	184,573
		3,619,120

Financial Specialties — 3.5%
American Express Co. †	34,605	1,173,110
Discover Financial Services	13,218	214,528
		1,387,638

Insurance — 28.1%
AFLAC, Inc.	9,000	384,660
Alleghany Corp.*	1,170	303,089
Allstate Corp.	45,000	1,377,899
Assurant, Inc.	42,365	1,358,221
Assured Guaranty Ltd. ◊	76,516	1,485,940
First American Corp. ◊	7,995	258,798
Hanover Insurance Group, Inc. ◊	13,935	575,934
Hartford Financial Services Group, Inc., The	15,495	410,618
Horace Mann Educators Corp.	48,407	676,246
Marsh & McLennan Co's., Inc.	33,770	835,132
Old Republic International Corp. ◊	88,005	1,071,901
Prudential Financial, Inc.	20,405	1,018,414
Travelers Companies, Inc., The	26,760	1,317,395
		11,074,247

Real Estate Investment Trust — 3.0%
Mid-America Apartment Communities, Inc. ◊	9,210	415,647
Redwood Trust, Inc. ◊	49,905	773,528
		1,189,175
Total Common Stocks		$27,894,367

		Market
	Par Value	Value

Certificates Of Deposit — 0.0%
Piedmont Federal Savings Bank, 3.15%, 10/9/09	2,446	$2,447
Stephen Federal Bank, 3.00%, 10/11/09	2,075	2,075

Total Certificates Of Deposit		$4,522

Corporate Bonds — 3.5%
Finance - Banks & Thrifts — 3.5%
AmSouth Bank NA, 5.20%, 4/1/15	440,000	$381,172
First Horizon National, 4.50%, 5/15/13	725,000	636,605
Huntington National Bank, 4.90%, 1/15/14	450,000	382,574

Total Corporate Bonds		$1,400,351

Registered Investment Companies — 31.6%
JPMorgan Prime Money Market Fund, Capital Shares††	8,795,424	$8,795,424
JPMorgan U.S. Government Money Market Fund, Capital Shares	3,706,452	3,706,452
Total Registered Investment Companies		$12,501,876

Total Investment Securities — 119.6%		$47,360,587
(Cost $40,803,760)**

Segregated Cash With Brokers — 8.5%		3,393,395

Securities Sold Short—(8.3%)		(3,304,402)
(Proceeds $3,571,911)

Liabilities In Excess Of Other Assets — (19.8%)		(7,853,236)
Net Assets — 100.0%		$39,596,344

*	Non-income producing security.
**	Represents cost for financial reporting purposes.
◊	All or a portion of the security is on loan. The total market value of the securities on loan, as of September 30, 2009, was $8,199,438.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short aggregating a total market value of $3,963,150.
††	The entire security represents collateral for securities loaned as of September 30, 2009.

See accompanying Notes to Schedule of Investments.

Diamond Hill Financial Trends Fund, Inc.
Schedule of Securities Sold Short
September 30, 2009 (Unaudited)

		Market
	Shares	Value
Common Stocks — 100.0%
Finance - Banks & Thrifts — 75.7%
First Financial Bankshares, Inc.	9,400	$464,924
Home Bancshares, Inc.	21,340	467,773
Peoples Bancorp, Inc.	8,770	114,449
PrivateBancorp, Inc.	23,896	584,496
Prosperity Bancshares, Inc.	16,082	559,493
WesBanco, Inc.	20,090	310,591
		2,501,726

Finance - Broker Dealer — 7.8%
KBW, Inc.*	7,970	256,793

Financial - Diversified — 16.5%
Principal Financial Group, Inc.	19,930	545,883

Total Common Stocks Sold Short — 100.0%		$3,304,402
Proceeds ($3,571,911)

*  Non-dividend expense producing security.

See accompanying Notes to Schedule of Investments.

Diamond Hill Financial Trends Fund, Inc.
Notes to Schedule of Investments
September 30, 2009 (Unaudited)

The Diamond Hill Financial Trends Fund, Inc. (the “Fund”) is a diversified closed-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), as amended.

Security valuation — The net asset value of the common shares of the Fund is determined daily as of the close of the NYSE, normally at 4:00 P.M. Eastern Time.  Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price.  Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certificates of deposit are FDIC insured and valued at cost, which approximates fair value.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Directors.

The Funds adopted “Fair Value Measurements.” Fair Value Measurements establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Under Fair Value Measurements various inputs are used in determining the value of the Funds investments.  These inputs are summarized in the three broad levels listed below:
•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, securities maturing in less than 61 days of the filing are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities would be reflected as Level 2.

Diamond Hill Financial Trends Fund, Inc.
Notes to Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Funds net assets as of September 30, 2009:

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs
Investments in Securities: (Assets)
Common Stocks*	$27,894,367	$-
Preferred Stocks	5,559,471	-
Cash & Cash Equivalents	12,506,398	-
Corporate Bonds	-	1,400,351
Investments in Securities Sold Short: (Liabilities)
Common Stocks*	$(3,304,402)	$-
The Fund had no Level 3 securities at September 30, 2009.
*See Schedule of Investments for industry classification.

Short sales — The Fund is permitted to make short sales of securities.  Short sales are effected when it is believed that the price of a particular security will decline, and involves the sale of a security which the Fund does not own in hope of purchasing the same security at a later date at a lower price.  To make delivery to the buyer, the Fund must borrow the security, and the Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund.

The Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security.  The use of short sales may cause the Fund to have higher expenses (especially dividend expenses) than those of other equity mutual funds.  Short sales are speculative transactions and involve special risks, including greater reliance on the Adviser's ability to accurately anticipate the future value of a security.

Diamond Hill Financial Trends Fund, Inc.
Notes to Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

Securities Lending — The Fund has a securities lending agreement with JP Morgan Chase Bank N.A. (“JPMorgan”). Under the terms of the agreement, JPMorgan is authorized to loan securities on behalf of the Fund to approved borrowers. In exchange, the Fund receives cash collateral in the amount of at least 100% of the value of the securities loaned. The cash collateral is invested in short term instruments as noted in the Schedule of Investments.  Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. The agreement indemnifies the Fund from losses incurred in the event of a borrower’s material default of the terms and conditions of the borrower agreement. The agreement provides that after predetermined rebates to brokers, net securities lending income shall first be solely paid as credits and offset against costs and other charges incurred by the Fund with JPMorgan. Any remaining securities lending revenue is then paid to the Fund as securities lending income.

As of September 30, 2009, the value of securities loaned and the collateral held were as follows:

Market Value	Value of
of Securities Loaned	Collateral Received
$ 8,199,438	$ 8,795,424

Security transactions — Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following trade date.  However, for financial reporting purposes, portfolio security transactions are reported on trade date. The specific identification method is used for determining realized gains or losses for financial statements and income tax purposes.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Discount and premium on securities purchased are amortized using the daily effective yield method.

Federal tax information — As of September 30, 2009, the Fund had the following federal tax cost resulting in unrealized appreciation as follows:

Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$40,902,887	$8,873,346	$(2,148,137)	$6,725,209

Subsequent events — The Fund evaluated subsequent events from September 30, 2009, the date of this report, through November 19, 2009, the date this report was issued and available.  There were no subsequent events to report that would have a material impact on this report.

Item 2. Controls and Procedures.

(a)           The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           There were no significant changes in the registrant's internal controls over financial reporting  (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Diamond Hill Financial Trends Fund, Inc.

By (Signature and Title)

/s/ James F. Laird, Jr.
James F. Laird, Jr.
President

Date:  November 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James F. Laird, Jr.
James F. Laird, Jr.
President

Date:  November 18, 2009

By (Signature and Title)

/s/ Gary R. Young
Gary R. Young
Treasurer

Date:  November 18, 2009